Asset Disposal	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Asset Disposal
5. Asset Disposal
Disposal of High Attendance Assets
On July 1, 2022, the Company sold the assets and liabilities of High Attendance, a subsidiary of the Company, back to its former owner (the “Buyer”), from whom the assets were originally purchased during the year ended December 31, 2020 pursuant to an Asset Purchase Agreement. At the time of the sale, the Buyer was employed by and a shareholder of the Company. The sale was accounted for as a nonmonetary transaction as the Company determined the sale of the High Attendance asset group represents the rescission of the prior acquisition of these assets in the asset acquisition which occurred during the year ended December 31, 2020.
The assets and liabilities of High Attendance were exchanged for the cancellation of 81,908 shares of restricted Class A Common Stock of the Company, par value $0.0001 per share, held by the former owner of High Attendance, and which were previously granted to the Buyer as consideration for the acquisition of High Attendance during the year ended December 31, 2020. As additional consideration for the Buyer’s assumption of liabilities relating to the purchased assets of High Attendance, the Company paid $17,500 to the Buyer at closing. The shares of restricted Class A Common Stock had vesting terms over 24 months of continuous service from the date of the initial purchase during the year ended December 31, 2020.
In accordance with the provisions of ASC 845
Nonmonetary Transactions
, the Company recorded the cancellation of 81,908 shares of restricted Class A Common Stock as a reduction of additional paid in capital, and no gain or loss was recorded in this transaction.